PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment consisted of the following:

	December 31,
	2011	2010
Land	$710,605	$710,605
Building and land improvements	2,670,688	2,581,459
Furniture and equipment	2,715,052	2,694,085
Total	6,096,345	5,986,149
Less, accumulated depreciation	(3,294,770)	(3,082,937)
Premises and equipment, net	$2,801,575	$2,903,212

Depreciation expense totaled $211,833 and $238,346 in 2011 and 2010, respectively.